Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Authorized shares issuance to its employees, directors and consultants (in Shares)	4,150,704
Future grant share (in Shares)	635,594
Expire grant year	10 years
Weighted-average fair value at grant date of the options granted (in Dollars per share)	$ 5.49	$ 6.23	$ 2.93
Weighted average period	1 year 7 months 9 days
The total intrinsic value of options granted and options exercised	$ 0
Unrecognized share based compensation expense	$ 516,000
Weighted average period	1 year 1 month 28 days
Employee Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost	$ 2,746
Restricted Stock Units [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expense	$ 744,000	$ 1,024